Related Party Transactions - Summary of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Interest income from loans provided to related parties		¥ 49	¥ 2,420
Jinsong Group
Related Party Transaction [Line Items]
Purchase from related party			242
Quanfu
Related Party Transaction [Line Items]
Service received from related party	¥ 9,519
Purchase from related party	48	1,553
AiFenLei Group
Related Party Transaction [Line Items]
Service received from related party	7,105	1,853
JD Group
Related Party Transaction [Line Items]
Service received from related party	900,441	566,549	438,431
Yuejun
Related Party Transaction [Line Items]
Service received from related party	2,345	470
Gulin Group
Related Party Transaction [Line Items]
Purchase from related party			49,115
Service | Jinsong Group
Related Party Transaction [Line Items]
Net service revenues from related party	124,126	61,950	¥ 20,055
Service | Quanfu
Related Party Transaction [Line Items]
Net service revenues from related party	1,416	2,506
Product | AiFenLei Group
Related Party Transaction [Line Items]
Net service revenues from related party	9,724	1,115
Product | Gulin Group
Related Party Transaction [Line Items]
Net service revenues from related party		119
Property, Plant and Equipment | AiFenLei Group
Related Party Transaction [Line Items]
Purchase from related party		¥ 24,518
Property, Plant and Equipment | Yuejun
Related Party Transaction [Line Items]
Purchase from related party	¥ 4,828